Exhibit 99.1

FIFTH THIRD AUTO TRUST 2014-2

Statement to Securityholders

Determination Date: January 13, 2015

DATES
Collection Period	7
Collection Period Beginning Date	12/01/2014
Collection Period Ending Date	12/31/2014
Payment Date	1/15/2015

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$43,778,441.76	$43,778,441.76	$0.00
Class A-2-A Notes	98.7%	$279,000,000.00	$3,606,621.86	$275,393,378.15
Class A-2-B Notes	98.7%	$279,000,000.00	$3,606,621.86	$275,393,378.15
Class A-3 Notes	100.0%	$417,000,000.00	$0.00	$417,000,000.00
Class A-4 Notes	100.0%	$133,000,000.00	$0.00	$133,000,000.00

Total Securities	73.4%	$1,151,778,441.76	$50,991,685.47	$1,100,786,756.29

Overcollateralization		$80,317,934.30		$80,317,934.30
Reserve Account Balance		$3,937,153.64	$0.00	$3,937,153.64

Net Pool Balance	75.0%	$1,232,096,376.06	$50,991,685.47	$1,181,104,690.59

	Coupon Rate	Beginning Balance	Interest Distribution Amount
Class A-1 Notes	0.19000%	$43,778,441.76	$7,162.64
Class A-2-A Notes	0.45000%	$279,000,000.00	$104,625.00
Class A-2-B Notes	0.32080%	$279,000,000.00	$77,072.20
Class A-3 Notes	0.89000%	$417,000,000.00	$309,275.00
Class A-4 Notes	1.38000%	$133,000,000.00	$152,950.00

		$1,151,778,441.76	$651,084.84

II. AVAILABLE FUNDS

Interest Collections	$4,138,396.99
Principal Collections (Including Repurchases)	$50,437,518.29
Liquidation Proceeds	$381,990.74
Liquidation Expenses*	($29,381.06)
Investment Earnings (Collections Act. Remitted to servicer)	$2,544.54
Investment Earnings (Reserve Act. Remitted to servicer)	$204.62

Total Collections	$54,931,274.12

Reserve Account Draw Amount	$0.00

Total Available Funds	$54,931,274.12

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$1,029,496.14	$1,029,496.14	$0.00
Class A-1 Notes	$7,162.64	$7,162.64	$0.00
Class A-2-A Notes	$104,625.00	$104,625.00	$0.00
Class A-2-B Notes	$77,072.20	$77,072.20	$0.00
Class A-3 Notes	$309,275.00	$309,275.00	$0.00
Class A-4 Notes	$152,950.00	$152,950.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$50,991,685.47	$50,991,685.47	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$2,259,007.67	$2,259,007.67	$0.00

	$54,931,274.12	$54,931,274.12	$0.00

Principal Payment:
First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$50,991,685.47

Total		$50,991,685.47

FIFTH THIRD AUTO TRUST 2014-2

Statement to Securityholders

Determination Date: January 13, 2015

IV. POOL INFORMATION	Beginning of Current Period
Pool Balance	$1,181,104,690.59
Number of Receivables Outstanding	90,453
Weighted Average Contract Rate	3.88%
Weighted Average Remaining Term (mos)	44.86

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,937,153.64
Initial Target Credit Enhancement Overcollateralization Amount	$80,317,934.30
Target Credit Enhancement Overcollateralization Amount	$80,317,934.30
Beginning Period Overcollateralization Amount	$80,317,934.30
Ending Period Overcollateralization Amount	$80,317,934.30

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,937,153.64
Beginning Reserve Account Balance	$3,937,153.64
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,937,153.64

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$203,872.90
Realized Losses for Collection Period	$240,283.24
CHG Off Recoveries for Collection Period	$68,106.80

Net Losses for Collection Period	$172,176.44

Cumulative Losses (net of recoveries) for All Collection Periods	$744,608.17
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.04728%

	# of Receivables	Amount
Receivables 30-59 Days Delinquent	397	$5,256,802.69
As % of Ending Pool Balance		0.445%

Receivables 60-89 Days Delinquent	109	$1,448,698.08
As % of Ending Pool Balance		0.123%

Receivables 90 - 119 Days Delinquent	40	$587,805.64
As % of Ending Pool Balance		0.050%

Receivables 120 - 150 Days Delinquent	1	$33,922.06
As % of Ending Pool Balance		0.003%

Receivables 150+ Days Delinquent	2	$30,856.97
As % of Ending Pool Balance		0.003%

Total Delinquencies	549	$7,358,085.44
As % of Ending Pool Balance		0.623%

Total Repossession	132	$2,098,092.82

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).